Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2025
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Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets
The changes in present value of defined benefit
obligations
and fair value of plan assets of the Company and certain of its consolidated subsidiaries for the years ended March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Balance at beginning of year	¥1,160,727	¥925,961	¥1,081,392	¥1,037,123

Current service cost	27,397	17,702	24,203	19,077
Past service cost	—	(271)	—	—
Interest cost	13,944	47,108	16,392	50,717
Plan participants’ contributions	—	4,447	—	4,022
Remeasurements:
Changes in demographic assumptions	(4,249)	(724)	980	1,982
Changes in financial assumptions	(44,232)	(14,686)	(83,744)	(28,838)
Other	(91)	(1,446)	3,325	8,516
Benefits paid	(59,464)	(66,563)	(62,296)	(63,038)
Deconsolidation	(12,640)	—	—	—
Exchange differences on translating foreign operations	—	125,595	—	(22,965)

Balance at end of year	¥1,081,392	¥1,037,123	¥980,252	¥1,006,596

Fair value of plan assets:
Balance at beginning of year	¥1,236,755	¥879,975	¥1,247,059	¥993,401

Interest income	15,030	45,291	19,164	52,338
Actual return on plan assets, excluding interest income	43,828	(6,964)	(27,278)	(19,496)
Employer contributions	20,108	16,819	19,349	15,683
Plan participants’ contributions	—	4,447	—	4,022
Benefits paid	(54,727)	(66,563)	(59,027)	(63,038)
Deconsolidation	(13,935)	—	—	—
Exchange differences on translating foreign operations	—	120,396	—	(24,582)

Balance at end of year	¥1,247,059	¥993,401	¥1,199,267	¥958,328

Effects of asset ceiling	123,505	86,321	195,916	37,807

Net defined benefit liabilities (assets)	¥(42,162)	¥130,043	¥(23,099)	¥86,075

Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category
The fair value of the Japanese and foreign pension plan assets by asset category as of March 31, 2024 and 2025 is as follows:
As of March 31, 2024

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥14,251	¥—	¥14,251	¥8,946	¥—	¥8,946
Equity securities:
Japan	25,610	—	25,610	403	—	403
United States	211,349	—	211,349	12,308	—	12,308
Other	176,452	127	176,579	6,764	—	6,764
Debt securities:
Japan	53,981	1,042	55,023	—	414	414
United States	149,531	16,055	165,586	—	161,319	161,319
Other	141,011	114,569	255,580	—	12,650	12,650
Group annuity insurance:
General accounts	—	39,329	39,329	—	—	—
Separate accounts	—	29,350	29,350	—	—	—
Pooled funds:
Real estate funds	—	204	204	—	78,832	78,832
Private equity funds	—	—	—	—	171,660	171,660
Hedge funds	—	134,096	134,096	—	31,495	31,495
Commingled and other mutual funds	1,289	152,466	153,755	—	464,649	464,649
Other	19	(13,672)	(13,653)	424	43,537	43,961

Total	¥773,493	¥473,566	¥1,247,059	¥28,845	¥964,556	¥993,401

As of March 31, 2025

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥22,760	¥—	¥22,760	¥8,124	¥—	¥8,124
Equity securities:
Japan	22,005	—	22,005	546	—	546
United States	200,605	—	200,605	10,687	—	10,687
Other	145,261	70	145,331	4,685	2,048	6,733
Debt securities:
Japan	47,992	1,262	49,254	—	1,055	1,055
United States	145,869	23,544	169,413	—	163,424	163,424
Other	135,936	115,050	250,986	—	14,544	14,544
Group annuity insurance:
General accounts	—	39,871	39,871	—	—	—
Separate accounts	—	29,531	29,531	—	—	—
Pooled funds:
Real estate funds	—	209	209	—	70,336	70,336
Private equity funds	—	—	—	—	154,824	154,824
Hedge funds	—	120,414	120,414	—	26,400	26,400
Commingled and other mutual funds	1,038	158,217	159,255	—	459,546	459,546
Other	2	(10,369)	(10,367)	382	41,727	42,109

Total	¥721,468	¥477,799	¥1,199,267	¥24,424	¥933,904	¥958,328

Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2024 and 2025 are as follows:

	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Discount rate	1.6%	4.9 - 5.2%	2.3%	4.6 - 5.9%
Rate of salary increase	1.6%	2.0 - 7.5%	1.6%	2.0 - 4.9%

Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate
The effects on defined benefit obligations of 0.5% increase or decrease in the discount rate as of March 31, 2024 and 2025 are as follows:

Yen (millions)
	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	¥70,025 increase	¥67,928 increase	¥58,739 increase	¥62,310 increase
0.5% increase	¥63,047 decrease	¥59,881 decrease	¥53,176 decrease	¥55,111 decrease

Weighted Average Duration of Defined Benefit Obligations
The weighted average duration of defined benefit obligations as of March 31, 2024 and 2025 are as follows:

	2024		2025
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Weighted average duration of defined benefit obligations	12 years	11 years	11 years	10 years

Personnel Expenses Included in Consolidated Statements of Income
Personnel expenses included in the consolidated statements of income for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen (millions)
	2023	2024	2025
Personnel expenses	¥1,635,515	¥1,807,731	¥1,934,596